Leases (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Logistics business
Property Subject To Or Available For Operating Lease [Line Items]
2013	$ 141,009
2014	91,724
2015	69,002
2016	49,714
2017	11,505
2018 and thereafter	794
Total minimum revenue, net of commissions	363,748
Drybulk Vessels
Property Subject To Or Available For Operating Lease [Line Items]
2013	107,906
2014	34,331
2015	19,721
2016	19,775
2017	19,721
2018 and thereafter	58,810
Total minimum revenue, net of commissions	$ 260,264